Acquisition and disposals - Impact of acquisition on net debt (Details) - USD ($) $ in Billions		6 Months Ended
	Mar. 06, 2025	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
less: cash and cash equivalents acquired		$ (0.3)
Arcadium Lithium Plc
Disclosure of detailed information about business combination [line items]
Borrowings of Arcadium Lithium	$ 1.6
less: convertible loan notes settled on change of control	(0.4)
less: cash and cash equivalents acquired	(0.3)
less: loan advanced to Arcadium prior to acquisition	(0.2)
Acquired net debt	0.7
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6.3
Cash payment to settle convertible loan notes	0.4
Change in net debt on acquisition	$ 7.4